SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Restricted cash equivalents

Restricted cash equivalents consist of highly liquid investments pledged as collateral for the Company’s credit card and are readily convertible to known amounts of cash.

(b)	Mineral properties

Mineral property assets consist of exploration and evaluation costs. Costs directly related to the exploration and evaluation of resource properties are capitalized to mineral properties once the legal rights to explore the resource properties are acquired or obtained. These costs include acquisition of rights to explore, license and application fees, topographical, geological, geochemical and geophysical studies, exploratory drilling, trenching, sampling, and activities in relation to evaluating the technical feasibility and commercial viability of extracting a mineral resource.

If it is determined that capitalized acquisition, exploration and evaluation costs are not recoverable, or the property is abandoned or management has determined an impairment in value, the property is written down to its recoverable amount. Mineral properties are reviewed for impairment when facts and circumstances suggest that the carrying amount may exceed its recoverable amount.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received. After costs are recovered, the balances of the payments received are recorded as a gain on option or disposition of mineral property.

(i)	Title to mineral properties

Although the Company has taken steps to verify title to the properties on which it is conducting exploration and in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title, nor has the Company insured title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

(ii) Realization of mineral property assets

The investment in and expenditures on mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent upon the establishment of legal ownership, and the attainment of successful production from properties or from the proceeds of their disposal. Resource exploration and development is highly speculative and involves inherent risks. While the rewards if an ore body is discovered can be substantial, few properties that are explored are ultimately developed into profitable producing mines. There can be no assurance that current exploration programs will result in the discovery of economically viable quantities of ore.

The amounts shown for acquisition costs and deferred exploration expenditures represent costs incurred to date and do not necessarily reflect present or future values.

(ii)	Environmental

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous material and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its properties and properties in which it has previously had an interest.

The Company conducts its mineral exploration activities in compliance with applicable environmental protection legislation. Other than as disclosed in Note 17, the Company is not aware of any existing environmental issues related to any of its current or former properties that may result in material liability to the Company.

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation on the Company’s operations may cause additional expenses and restrictions. If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

(c)	Equipment

Equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation of equipment is recorded on a declining-balance basis at the following annual rates:

Computer equipment	45%
Furniture and equipment	20%
Leasehold improvement	Straight line / 5 years
Mining equipment	20%
Vehicles	30%
Right-of-use asset	Straight line / term of lease

When parts of major components of equipment have different useful lives, they are accounted for as a separate item of equipment.

The cost of major overhauls of part of equipment is recognized in the carrying amount of the item if is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of equipment are recognized in profit or loss as incurred.

(d)	Impairment of non-current assets and Cash Generating Units (“CGU”)

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any).

Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the CGU, where the recoverable amount of the CGU is the greater of the CGU’s fair value less costs to sell and its value in use to which the assets belong. In assessing value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease. Each project or group of claims or licenses is treated as a CGU. The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects. Discounted cash flow techniques often require management to make estimates and assumptions concerning reserves and expected future production revenues and expenses, which can vary from actual.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years.

(e)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Where funds are borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where surplus funds are available for a short-term from funds borrowed specifically to finance a project, the income generated from the temporary investment of such amounts is also capitalized and deducted from the total capitalized borrowing cost. Where the funds used to finance a project are from part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Company during the period. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

(f)	Foreign currency translation

Transactions in currencies other than the functional currency are recorded at the prevailing exchange rates on the dates of the transactions. At each financial position reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rates at the date of the consolidated statement of financial position. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. Gains and losses arising from this translation are included in the determination of net gain or loss for the year.

(g)	Revenue recognition

The Company recognizes interest income on its cash on an accrual basis at the stated rates over the term to maturity.

Sales of coal are recognized when the risks and rewards of ownership pass to the customer and the price can be measured reliably. Sales contracts and revenue is recognized based on the terms of the contract. Revenue is measured at the fair value of the consideration received, excluding discounts and rebates. Royalties related to production are recorded in cost of sales. Sales of coal are generated from incidental coal sales and are recorded net of associated costs.

(h)	Unit offerings

Proceeds received on the issuance of units, consisting of common shares and warrants, are allocated first to common shares based on the market trading price of the common shares at the time the units are priced, and any excess is allocated to warrants.

(i)	Share-based payments

The Company has a share purchase option plan that is described in Note 19. The Company accounts for share-based payments using a fair value-based method with respect to all share-based payments to directors, officers, employees, and service providers. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or if such fair value is not reliably measurable, at the fair value of the equity instruments issued. The fair value is recognized as an expense or capitalized to mineral properties or property and equipment with a corresponding increase in option reserve. This includes a forfeiture estimate, which is revised for actual forfeitures in subsequent periods.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of operations over the remaining vesting period.

Upon the exercise of the share purchase option, the consideration received, and the related amount transferred from option reserve are recorded as share capital.

(j)	Loss per share

Basic loss per share is calculated using the weighted average number of common shares outstanding during the period. The Company uses the treasury stock method to compute the dilutive effect of options and warrants. Under this method the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options and warrants. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive. During the year ended December 31, 2019, the weighted average number of diluted common shares outstanding includes 190,034 dilutive stock options.

(k)	Income taxes

The Company uses the asset and liability method to account for income taxes. Deferred income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax basis on the statement of financial position date. Deferred income tax assets and liabilities are measured using the tax rates expected to be in effect when the temporary differences are likely to reverse. The effect on deferred income tax assets and liabilities of a change in tax rates is included in operations in the period in which the change is enacted or substantively enacted. The amount of deferred income tax assets recognized is limited to the amount of the benefit that is probable upon recovery.

(l)	Provision for closure and reclamation

The Company assesses its equipment and mineral property rehabilitation provision at each reporting date. Changes to estimated future costs are recognized in the statement of financial position by either increasing or decreasing the rehabilitation liability and asset to which it relates if the initial estimate was originally recognized as part of an asset measured in accordance with IAS 16 Property, Plant and Equipment.

The Company records the present value of estimated costs of legal and constructive obligations required to restore operations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures; rehabilitating mineral properties; dismantling operating facilities; closure of plant and waste sites; and restoration, reclamation and vegetation of affected areas.

Present value is used where the effect of the time value of money is material. The related liability is adjusted each period for the unwinding of the discount rate and for changes in estimates, changes to the current market-based discount rate, and the amount or timing of the underlying cash flows needed to settle the obligation.

(m)	Financial instruments

Classification

Financial assets are classified at initial recognition as either: measured at amortized cost, FVTPL or fair value through other comprehensive income ("FVOCI"). The classification depends on the Company’s business model for managing the financial assets and the contractual cash flow characteristics. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL or the Company has opted to measure at FVTPL.

Measurement

Financial assets and liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the consolidated statement of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets or liabilities held at FVTPL are included in the consolidated statement of operations and comprehensive loss in the period in which they arise. Where the Company has opted to designate a financial liability at FVTPL, any changes associated with the Company's credit risk will be recognized in OCI. Financial assets and liabilities at amortized cost are initially recognized at fair value, and subsequently carried at amortized cost less any impairment.

Impairment

The Company assesses on a forward-looking basis the expected credit losses ("ECL") associated with financial assets measured at amortized cost, contract assets and debt instruments carried at FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Please refer to Note 21 for relevant fair value measurement disclosures.